PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

Property and equipment consists of the following:

	December 31,
	2013	2014
Computer equipment	92,885,091	117,458,085
Furniture and office equipment	11,725,416	12,505,340
Leasehold improvements	15,441,407	16,048,983
Purchased software	32,033,056	33,642,596
Capitalized software development costs	85,583,755	116,453,129
Software development projects in progress	444,601	3,210,531
Less: accumulated depreciation	(150,133,556)	(186,963,027)
Property and equipment, net	87,979,770	112,355,637